Schedule of Investments (unaudited) January 31, 2021	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
Airbus SE(a)	25,248	$2,538,878
BAE Systems PLC	1,095,453	6,912,003
Huntington Ingalls Industries, Inc.	29,457	4,634,470

		14,085,351

Automobiles — 2.3%
General Motors Co.	170,846	8,658,475

Banks — 3.3%
First Citizens BancShares, Inc., Class A	4,697	2,799,365
KeyCorp	243,399	4,103,707
U.S. Bancorp	60,710	2,601,424
Wells Fargo & Co.	91,674	2,739,219

		12,243,715

Beverages — 0.8%
Constellation Brands, Inc., Class A	14,779	3,117,334

Building Products — 1.1%
Carrier Global Corp.	50,144	1,930,544
Johnson Controls International PLC	42,668	2,125,720

		4,056,264

Capital Markets — 5.3%
Apollo Global Management Inc.	62,013	2,848,877
Evercore, Inc., Class A	48,376	5,277,822
Invesco Ltd.	208,150	4,285,808
Raymond James Financial, Inc.	76,641	7,658,735

		20,071,242

Chemicals — 2.2%
Corteva, Inc.	111,848	4,458,261
DuPont de Nemours, Inc.	30,054	2,387,791
International Flavors & Fragrances, Inc.(b)	12,895	1,449,140

		8,295,192

Communications Equipment — 0.7%
Motorola Solutions, Inc.	16,344	2,738,437

Construction Materials — 0.4%
CRH PLC	39,298	1,621,952

Consumer Finance — 1.9%
Ally Financial, Inc.	46,779	1,770,117
Capital One Financial Corp.	52,322	5,455,092

		7,225,209

Diversified Financial Services — 3.3%
Equitable Holdings, Inc.	323,889	8,025,969
Jefferies Financial Group, Inc.	187,183	4,370,723

		12,396,692

Electric Utilities — 4.5%
American Electric Power Co., Inc.	49,843	4,032,797
Edison International	75,346	4,382,124
Evergy, Inc.	43,430	2,333,494
FirstEnergy Corp.	98,467	3,028,845
Pinnacle West Capital Corp.	16,317	1,227,854
PPL Corp.	75,179	2,080,203

		17,085,317

Electrical Equipment — 0.8%
nVent Electric PLC	141,913	3,176,013

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.3%
Avnet, Inc.	133,883	$4,727,409
Flex Ltd.(a)	217,342	3,833,913
FLIR Systems, Inc.	70,923	3,691,542

		12,252,864

Equity Real Estate Investment Trusts (REITs) — 2.5%
Lamar Advertising Co., Class A	29,844	2,410,798
Rayonier, Inc.	69,714	2,143,706
Welltower, Inc.	80,685	4,889,511

		9,444,015

Food Products — 1.0%
Danone SA	57,914	3,851,199

Health Care Equipment & Supplies — 4.0%
Alcon, Inc.(a)	38,043	2,730,246
DENTSPLY SIRONA, Inc.	64,399	3,444,702
Koninklijke Philips NV	70,690	3,853,250
Zimmer Biomet Holdings, Inc.	33,283	5,114,599

		15,142,797

Health Care Providers & Services — 5.1%
Anthem, Inc.	9,104	2,703,706
Cardinal Health, Inc.	33,017	1,774,004
Cigna Corp.	34,788	7,550,735
Laboratory Corp. of America Holdings(a)	21,443	4,908,517
McKesson Corp.	11,970	2,088,406

		19,025,368

Household Durables — 1.1%
Newell Brands, Inc.	168,921	4,057,482

Insurance — 10.3%
Allstate Corp.	38,202	4,094,490
American International Group, Inc.	258,125	9,664,200
Arthur J Gallagher & Co.	44,186	5,099,506
Assurant, Inc.	35,774	4,846,304
Brighthouse Financial, Inc.(a)	108,739	3,845,011
Fidelity National Financial, Inc.	172,653	6,267,304
Hartford Financial Services Group, Inc.	100,594	4,830,524

		38,647,339

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	79,341	6,184,631
FleetCor Technologies, Inc.(a)	14,965	3,632,754
Perspecta, Inc.	76,810	2,223,649

		12,041,034

Machinery — 0.5%
Stanley Black & Decker, Inc.	9,950	1,726,226

Media — 2.7%
Fox Corp., Class A	147,988	4,614,266
Fox Corp., Class B(a)	11,203	334,858
iHeartMedia, Inc., Class A(a)	184,196	2,678,210
Omnicom Group, Inc.	14,339	894,467
Publicis Groupe SA	16,823	870,666
WPP PLC, ADR(b)	17,591	913,676

		10,306,143

Metals & Mining — 0.5%
Newmont Corp.	29,507	1,758,617

Multi-line Retail — 1.3%
Dollar Tree, Inc.(a)	46,329	4,709,806

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 2.9%
Ameren Corp.	54,968	$3,997,273
NiSource, Inc.	112,937	2,501,555
Public Service Enterprise Group, Inc.	78,491	4,429,247

		10,928,075

Oil, Gas & Consumable Fuels — 5.9%
ConocoPhillips	66,072	2,644,862
Enterprise Products Partners LP	145,231	2,938,023
Marathon Petroleum Corp.	202,664	8,746,978
Pioneer Natural Resources Co.	44,179	5,341,241
Williams Cos., Inc.	117,006	2,484,038

		22,155,142

Pharmaceuticals(a) — 1.6%
Elanco Animal Health, Inc.	70,454	2,045,280
Viatris, Inc.	224,683	3,817,364

		5,862,644

Professional Services — 2.2%
Leidos Holdings, Inc.	26,363	2,796,060
Robert Half International, Inc.	81,616	5,509,080

		8,305,140

Real Estate Management & Development(a) — 2.6%
Howard Hughes Corp.	66,988	5,772,356
Jones Lang LaSalle, Inc.(b)	13,921	2,035,390
Realogy Holdings Corp.	137,332	1,950,114

		9,757,860

Road & Rail — 0.6%
Norfolk Southern Corp.	10,235	2,421,806

Semiconductors & Semiconductor Equipment — 0.5%
NXP Semiconductors NV	10,880	1,745,914

Software — 2.5%
CDK Global, Inc.	97,978	4,889,102
Open Text Corp.	100,933	4,520,789

		9,409,891

Specialty Retail — 0.4%
Ross Stores, Inc.	12,318	1,370,870

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 3.9%
Gildan Activewear, Inc.	214,924	$5,355,906
Ralph Lauren Corp.	72,004	7,276,004
Skechers USA, Inc., Class A(a)(b)	53,572	1,847,163

		14,479,073

Tobacco — 1.2%
Altria Group, Inc.	108,452	4,455,208

Trading Companies & Distributors — 0.9%
WESCO International, Inc.(a)	43,137	3,283,157

Wireless Telecommunication Services — 2.2%
Telephone & Data Systems, Inc.	250,798	4,702,463
Vodafone Group PLC	2,130,546	3,638,436

		8,340,899

Total Long-Term Investments — 93.2% (Cost: $297,983,676)		350,249,762

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	25,887,927	25,887,927
SL Liquidity Series, LLC, Money Market Series, 0.17%(c)(d)(e)	1,873,377	1,874,127

Total Short-Term Securities — 7.4% (Cost: $27,761,895)		27,762,054

Total Investments — 100.6% (Cost: $325,745,571)		378,011,816

Liabilities in Excess of Other Assets — (0.6)%		(2,075,501)

Net Assets — 100.0%		$375,936,315

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,873,056	$11,014,871	(a)	$—	$—	$—	$25,887,927	25,887,927	$7,124		$—
SL Liquidity Series, LLC, Money Market Series	1,151,971	723,470	(a)	—	343	(1,657)	1,874,127	1,873,377	8,641	(b)	—

					$343	$(1,657)	$27,762,054		$15,765		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,634,470	$9,450,881	$—	$14,085,351
Automobiles	8,658,475	—	—	8,658,475
Banks	12,243,715	—	—	12,243,715
Beverages	3,117,334	—	—	3,117,334
Building Products	4,056,264	—	—	4,056,264
Capital Markets	20,071,242	—	—	20,071,242
Chemicals	8,295,192	—	—	8,295,192
Communications Equipment	2,738,437	—	—	2,738,437
Construction Materials	—	1,621,952	—	1,621,952
Consumer Finance	7,225,209	—	—	7,225,209
Diversified Financial Services	12,396,692	—	—	12,396,692
Electric Utilities	17,085,317	—	—	17,085,317
Electrical Equipment	3,176,013	—	—	3,176,013
Electronic Equipment, Instruments & Components	12,252,864	—	—	12,252,864
Equity Real Estate Investment Trusts (REITs)	9,444,015	—	—	9,444,015
Food Products	—	3,851,199	—	3,851,199
Health Care Equipment & Supplies	8,559,301	6,583,496	—	15,142,797
Health Care Providers & Services	19,025,368	—	—	19,025,368
Household Durables	4,057,482	—	—	4,057,482
Insurance	38,647,339	—	—	38,647,339
IT Services	12,041,034	—	—	12,041,034
Machinery	1,726,226	—	—	1,726,226
Media	9,435,477	870,666	—	10,306,143
Metals & Mining	1,758,617	—	—	1,758,617
Multi-line Retail	4,709,806	—	—	4,709,806
Multi-Utilities	10,928,075	—	—	10,928,075
Oil, Gas & Consumable Fuels	22,155,142	—	—	22,155,142
Pharmaceuticals	5,862,644	—	—	5,862,644
Professional Services	8,305,140	—	—	8,305,140
Real Estate Management & Development	9,757,860	—	—	9,757,860

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Road & Rail	$ 2,421,806	$ —	$ —	$ 2,421,806
Semiconductors & Semiconductor Equipment.	1,745,914	—	—	1,745,914
Software	9,409,891	—	—	9,409,891
Specialty Retail	1,370,870	—	—	1,370,870
Textiles, Apparel & Luxury Goods	14,479,073	—	—	14,479,073
Tobacco	4,455,208	—	—	4,455,208
Trading Companies & Distributors	3,283,157	—	—	3,283,157
Wireless Telecommunication Services	4,702,463	3,638,436	—	8,340,899
Short-Term Securities
Money Market Funds	25,887,927	—	—	25,887,927

	$ 350,121,059	$ 26,016,630	$ —	376,137,689

Investments Valued at NAV(a)				1,874,127

				$ 378,011,816

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

4